SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SUPPLEMENTAL SCHEDULE

PIONEER BANK, NATIONAL ASSOCIATION 401(k) SAVINGS PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

Name of plan sponsor:	Pioneer Bank, National Association
Employer identification number:	14-0970570
Plan number:	002

		(c)
		Description of Investment
	(b)	Including Maturity Date,		(e)
	Identity of Issue, Borrower,	Rate of Interest,	(d)	Current
(a)	Lessor, or Similar Party	Collateral, Par, or Maturity Value	Cost	Value

		Common Stock
*	Pioneer Bancorp, Inc.	Employer Common Stock	#	$2,668,568

		Cash
	Cash	Cash	#	2

		Mutual Funds
	BlackRock	Advantage Small Cap Core Fund	#	645,834
	American Funds	EuroPacific Growth Fund	#	562,580
	MFS	Value Fund	#	863,011
	T. Rowe Price	Blue Chip Growth Fund	#	3,685,761
	Vanguard	Target Retirement 2020 Fund	#	163,792
	Vanguard	Target Retirement 2025 Fund	#	2,444,004
	Vanguard	Target Retirement 2030 Fund	#	2,192,372
	Vanguard	Target Retirement 2035 Fund	#	2,688,651
	Vanguard	Target Retirement 2040 Fund	#	2,374,337
	Vanguard	Target Retirement 2045 Fund	#	1,276,654
	Vanguard	Target Retirement 2050 Fund	#	1,495,245
	Vanguard	Target Retirement 2055 Fund	#	844,372
	Vanguard	Target Retirement 2060 Fund	#	505,260
	Vanguard	Target Retirement 2065 Fund	#	536,476
	Vanguard	Target Retirement 2070 Fund	#	61,292
	Vanguard	Mid Cap Index Fund	#	1,175,643
	Vanguard	500 Index Fund	#	3,760,198
	Vanguard	Target Retirement Income Fund	#	136,459
	Dodge & Cox	Income Fund	#	435,338
				25,847,279
		Common Collective Trust Funds
*	Reliance Trust Company	Stable Value Collective Investment Trust, Series 25053	#	1,447,930

		Total Investments		29,963,779

		Notes Receivable
*	Notes receivable from participants	Varying maturity dates with interest rates ranging from 4.25% to 9.50%	- 0 -	538,967

				$30,502,746
*	Indicates a party-in-interest as defined by the Employee Retirement Security Act of 1974.
#	Investments are participant directed and therefore cost information is not presented.